Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Cash flows from operating activities:
Net earnings	$ 666	$ 855	$ 703
Adjustments to reconcile net earnings to operating cash flow
Impairment charge	0	0	396
Restructuring charges	102	55	47
Stock-based compensation	57	57	113
Pension and other postretirement benefit expense / (income)	118	58	(307)
Depreciation and amortization	303	305	407
Deferred income taxes	(49)	38	(31)
Gain on sale of business	0	(141)	0
Other, net	21	9	29
Changes in working capital, net of acquisitions
Accounts receivable	12	(38)	(48)
Inventories	(18)	(80)	(103)
Prepaid assets	10	(22)	5
Accounts payable and accrued liabilities	6	(93)	(69)
Pension fund contributions	(5)	(47)	(87)
Receipts from (payments of) hedging activities	11	(4)	22
Other	(52)	(53)	(58)
Net cash provided by operating activities	1,182	899	1,019
Cash flows from investing activities:
Purchases of plant assets	(380)	(347)	(336)
Sales of plant assets	15	22	5
Businesses acquired, net of cash acquired	(232)	(329)	(1,806)
Sale of business, net of cash divested	0	520	0
Other, net	(6)	0	(17)
Net cash used in investing activities	(603)	(134)	(2,154)
Cash flows from financing activities:
Net short-term borrowings	100	208	825
Long-term borrowings (repayments)	300	(2)	1,250
Repayments of notes payable	(309)	(700)	(400)
Dividends paid	(394)	(391)	(367)
Treasury stock purchases	(244)	(76)	(153)
Treasury stock issuances	9	18	83
Excess tax benefits on stock-based compensation	6	13	12
Contributions from noncontrolling interest	9	5	3
Other, net	(3)	0	(16)
Net cash provided by (used in) financing activities	(526)	(925)	1,237
Effect of exchange rate changes on cash	(32)	(9)	(36)
Net change in cash and cash equivalents	21	(169)	66
Cash and cash equivalents continuing operations - beginning of period	232	333	335
Cash and cash equivalents discontinued operations - beginning of period	0	68	0
Cash and cash equivalents discontinued operations - end of period	0	0	(68)
Cash and cash equivalents continuing operations - end of period	$ 253	$ 232	$ 333